Segmental reporting - Income by geographic region (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Total income	£ 15,408	[1]	£ 15,778	£ 14,151
United Kingdom
Disclosure of operating segments [line items]
Total income	4,585		4,954	4,084
United Kingdom | Income from individual countries which represent more than 5% of total income
Disclosure of operating segments [line items]
Total income	4,585		4,954	4,084
Europe
Disclosure of operating segments [line items]
Total income	2,358		2,119	1,752
Americas
Disclosure of operating segments [line items]
Total income	7,326		7,590	7,251
Africa and Middle East
Disclosure of operating segments [line items]
Total income	45		37	62
Asia
Disclosure of operating segments [line items]
Total income	1,094		1,078	1,002
United States | Income from individual countries which represent more than 5% of total income
Disclosure of operating segments [line items]
Total income	£ 7,162		£ 7,471	£ 7,121

[1]	2021 financial metrics have been restated to reflect the over-issuance of securities under the Company's 2019 F-3. See Restatement of financial statements (Note 1a) on page 118 for further details.